Condensed Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)		Series C Convertible Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit [Member]		Total
Balance at Dec. 31, 2017			$ 2		$ 24,389,366		$ (35,519,819)		$ (11,130,451)
Balance, shares at Dec. 31, 2017			245,348
Common stock issued in initial public offering			$ 1	[1]	6,082,443	[1]		[1]	6,082,444	[1]
Common stock issued in initial public offering, shares			69,000	[1]
Reclassification of Warrant Derivatives to Equity
Derivative liabilities reclassified to equity					3,594,002				3,594,002
Redeemable convertible preferred stock converted to common stock			$ 1		5,170,754				5,170,755
Redeemable convertible preferred stock converted to common stock, shares			69,730
Common stock issued in connection with May Bridge Notes					228,966				228,966
Common stock issued in connection with May Bridge Notes, shares			2,200
Common stock issued in satisfaction of Advisory Board fees payable					90,000				90,000
Common stock issued in satisfaction of Advisory Board fees payable, shares			1,200
Common stock issued upon conversion of convertible debt and interest			$ 1		8,252,685				8,252,686
Common stock issued upon conversion of convertible debt and interest, shares			66,022
Common stock issued upon conversion of related party convertible debt and interest					517,742				517,742
Common stock issued upon conversion of related party convertible debt and interest, shares			4,817
Common stock issued upon exchange of related party notes payable and interest					150,553				150,553
Common stock issued upon exchange of related party notes payable and interest, shares			1,401
Common stock issued in satisfaction of deferred salary					200,000				200,000
Common stock issued in satisfaction of deferred salary, shares			1,778
Stock-based compensation: Amortization of stock options					864,625				864,625
Stock-based compensation: Common stock issued to consultants/settlement, net					878,830				878,830
Stock-based compensation: Common stock issued to consultants/settlement, net, shares			7,414
Stock-based compensation: Warrants granted to consultants					179,000				179,000
Net loss							(13,042,709)		(13,042,709)
Balance at Dec. 31, 2018			$ 5		$ 50,598,966		(48,562,528)		$ 2,036,443
Balance, shares at Dec. 31, 2018			468,906
Common stock issued in public offering, shares
Common stock issued in private placement offering			$ 1	[2]	$ 2,317,275	[2]		[2]	$ 2,317,276	[2]
Common stock issued in private placement offering, shares			93,920	[2]
Stock-based compensation: Amortization of stock options					82,720				82,720
Stock-based compensation: Common stock issued to consultants/settlement, net
Stock-based compensation: Common stock issued to consultants/settlement, net, shares			3,400
Stock-based compensation: Warrants granted to consultants					2,334				2,334
Net loss							(1,573,726)		(1,573,726)
Balance at Mar. 31, 2019			$ 6		53,001,295		(50,136,254)		2,865,047
Balance, shares at Mar. 31, 2019			566,226
Balance at Dec. 31, 2018			$ 5		50,598,966		(48,562,528)		2,036,443
Balance, shares at Dec. 31, 2018			468,906
Reclassification of Warrant Derivatives to Equity
Net loss									(5,334,644)
Balance at Sep. 30, 2019			$ 7		56,981,163		(53,897,172)		3,083,998
Balance, shares at Sep. 30, 2019			716,886
Balance at Dec. 31, 2018			$ 5		50,598,966		(48,562,528)		2,036,443
Balance, shares at Dec. 31, 2018			468,906
Common stock issued in public offering	[3]		$ 1		3,319,655				3,319,656
Common stock issued in public offering, shares	[3]		144,625
Common stock issued in private placement offering	[2]		$ 1		2,317,252				2,317,276
Common stock issued in private placement offering, shares	[2]		93,920
Reclassification of Warrant Derivatives to Equity
Stock-based compensation: Amortization of stock options and restricted stock units	[4]				492,084				492,084
Stock-based compensation: Amortization of stock options and restricted stock units, shares	[4]		390
Stock-based compensation: Common stock issued to consultants/settlement, net	[5]				419,379				419,379
Stock-based compensation: Common stock issued to consultants/settlement, net, shares	[5]		9,435
Stock-based compensation: Warrants granted to consultants					30,499				30,499
Net loss							(7,625,397)		(7,625,397)
Balance at Dec. 31, 2019			$ 7		57,177,858		(56,187,925)		989,940
Balance, shares at Dec. 31, 2019			717,275
Balance at Mar. 31, 2019			$ 6		53,001,295		(50,136,254)		2,865,047
Balance, shares at Mar. 31, 2019			566,226
Common stock issued in public offering	[3]		$ 1		3,319,655				3,319,656
Common stock issued in public offering, shares	[3]		144,625
Stock-based compensation: Amortization of stock options					86,870				86,870
Stock-based compensation: Common stock issued to consultants/settlement, net				[5]	298,300	[5]		[5]	298,300	[5]
Stock-based compensation: Common stock issued to consultants/settlement, net, shares			6,035	[5]
Stock-based compensation: Warrants granted to consultants					28,165				28,165
Net loss							(1,946,023)		(1,946,023)
Balance at Jun. 30, 2019			$ 7		56,734,285		(52,082,277)		4,652,015
Balance, shares at Jun. 30, 2019			716,886
Stock-based compensation: Amortization of stock options					159,864				159,864
Stock-based compensation: Common stock issued to consultants/settlement, net					87,014				87,014
Stock-based compensation: Common stock issued to consultants/settlement, net, shares
Net loss							(1,814,895)		(1,814,895)
Balance at Sep. 30, 2019			$ 7		56,981,163		(53,897,172)		3,083,998
Balance, shares at Sep. 30, 2019			716,886
Balance at Dec. 31, 2019			$ 7		57,177,858		(56,187,925)		989,940
Balance, shares at Dec. 31, 2019			717,275
Common stock issued in private placement offering			$ 1	[6]	24,304	[6]		[6]	24,305	[6]
Common stock issued in private placement offering, shares			52,000	[6]
Stock-based compensation: Amortization of stock options					116,820				116,820
Stock-based compensation: Warrants granted to consultants					14,070				14,070
Net loss							(1,159,758)		(1,159,758)
Balance at Mar. 31, 2020			$ 8		57,332,052		(57,347,683)		(14,623)
Balance, shares at Mar. 31, 2020			769,275
Balance at Dec. 31, 2019			$ 7		57,177,858		(56,187,925)		$ 989,940
Balance, shares at Dec. 31, 2019			717,275
Common stock issued for exercise of warrants, shares									72,748
Reclassification of Warrant Derivatives to Equity									$ (334,229)
Net loss									(4,761,483)
Balance at Sep. 30, 2020		$ 42	$ 16		65,744,311		(60,949,408)		4,794,961
Balance, shares at Sep. 30, 2020		4,205,406	1,609,711
Balance at Mar. 31, 2020			$ 8		57,332,052		(57,347,683)		(14,623)
Balance, shares at Mar. 31, 2020			769,275
Common stock issued in public offering	[7]		$ 2		1,973,306				1,973,308
Common stock issued in public offering, shares	[7]		192,688
Stock-based compensation: Amortization of stock options					37,717				37,717
Net loss							(1,626,956)		(1,626,956)
Balance at Jun. 30, 2020			$ 10		59,344,075		(58,974,639)		369,446
Balance, shares at Jun. 30, 2020			961,963
Common stock issued in public offering	[8]		$ 6		3,881,901				3,881,907
Common stock issued in public offering, shares	[8]		575,000
Preferred stock issued in private placement	[9]	$ 42			1,358,060				1,358,102
Preferred stock issued in private placement, shares	[9]	4,205,406
Common stock issued for exercise of warrants					631,626				$ 631,626
Common stock issued for exercise of warrants, shares			72,748						72,748
Reclassification of Warrant Derivatives to Equity					334,229				$ 334,229
Stock-based compensation: Amortization of stock options					194,420				194,420
Net loss							(1,974,769)		(1,974,769)
Balance at Sep. 30, 2020		$ 42	$ 16		$ 65,744,311		$ (60,949,408)		$ 4,794,961
Balance, shares at Sep. 30, 2020		4,205,406	1,609,711

[1]	net of offering costs of $2,542,555.
[2]	net of offering costs of $386,724.
[3]	net of offering costs of $549,060.
[4]	stock issued for vested restricted stock units.
[5]	net of forfeiture of 246 shares.
[6]	net of offering costs of $79,658.
[7]	net of offering costs of $360,026.
[8]	net of offering costs of $718,093.
[9]	net of offering costs of $197,901.